As filed with the  Securities and Exchange Commission on May 25, 2007
                                     Investment Company Act File Number 811-8054




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

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ITEM 1: SCHEDULE OF INVESTMENTS

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


                                                         STATEMENT OF NET ASSETS
                                                              March 31, 2007
                                                               (Unaudited)



                                                               Value                                                          Value
Common Stocks (75.78%)                          Shares        (Note 1)     Common Stocks (Continued)            Shares      (Note 1)
                                                -------       --------                                          -------     --------
Chemicals (9.53%)
Ashland Inc.                                    225,000  $  14,760,000     Real Estate (1.34%)
Chemtura Corp.                                  600,000      6,558,000     Kimco Realty Corporation           175,000  $   8,529,500
Eastman Chemical Company                        135,000      8,549,550                                                 -------------
FMC Corporation                                 210,000     15,840,300     Specialty Materials (8.27%)
Hercules Incorporated*                          550,000     10,747,000     Albany International Corp.         600,000     21,564,000
Lydall, Inc.*                                   267,900      4,256,931     Brady Corporation                  310,000      9,672,000
                                                         -------------     CARBO Ceramics Inc.                 75,000      3,491,250
                                                            60,711,781     Cytec Industries Inc.              320,000     17,996,800
                                                         -------------                                                 -------------
Computer & Computer Services (3.26%)                                                                                      52,724,050
                                                                                                                       -------------
Keane, Inc.*                                    258,200      3,506,356     Retail (3.38%)
Pitney Bowes Inc.                               130,000      5,900,700     Foot Locker, Inc.                  650,000     15,307,500
Plexus Corp.*                                   380,000      6,517,000     Rush Enterprises, Inc.Class A*     325,000      6,243,250
Solectron Corporation*                        1,535,000      4,835,250                                                 -------------
                                                         -------------                                                    21,550,750
                                                            20,759,306                                                 -------------
                                                         -------------
                                                                           Technology (8.21%)
Consumer Products & Services (5.57%)                                       Axcelis Technologies, Inc.*      1,035,000      7,907,400
Constellation Brands, Inc.*                      25,000        529,500     Fairchild Semiconductor
Furniture Brands International, Inc.            750,000     11,835,000       International, Inc.*             425,000      7,106,000
(The)  Stanley Works                            250,000     13,840,000     Imation Corp.                      130,000      5,249,400
Trex Company, Inc.*                             430,000      9,257,900     International Rectifier Corp.*     330,000     12,609,300
                                                         -------------     Radyne Corporation*                600,000      5,472,000
                                                            35,462,400     Vishay Intertechnology Inc.*     1,000,000     13,980,000
                                                         -------------                                                 -------------
Energy & Energy Services (6.37%)                                                                                          52,324,100
                                                                                                                       -------------
Chesapeake Energy Corporation                   125,000      3,860,000
Forest Oil Corporation*                         100,000      3,337,000
Mariner Energy, Inc.*                           250,000      4,782,500     Transportation (2.30%)
Murphy Oil Corporation                           75,000      4,005,000     YRC Worldwide, Inc.*               280,000     11,261,600
Newfield Exploration Company*                   160,000      6,673,600     Global Logistics Acquisition
Southern Union Company                          375,000     11,396,250       Corporation*                     410,000      3,403,000
Weatherford International Ltd.*                 145,000      6,539,500                                                 -------------
                                                         -------------                                                    14,664,600
                                                            40,593,850                                                 -------------
                                                         -------------     Miscellaneous (3.02%)

                                                                           Esterline Technologies
                                                                             Corporation*                     300,000     12,321,000
Industrial Products (9.90%)                                                Schweitzer-Mauduit
Acuity Brands Inc.                              160,000      8,710,400       International, Inc.               25,000        621,250
Crane Co.                                       250,000     10,105,000     Tyco International, Ltd.           200,000      6,310,000
Franklin Electric Co., Inc.                      25,000      1,162,500                                                 -------------
Hubbell Incorporated                             55,000      2,653,200                                                    19,252,250
Honeywell International Inc.                    200,000      9,212,000                                                 -------------
Kennametal Inc.                                 300,000     20,283,000     Total Common Stocks(Cost $391,122,673)      $ 482,904,587
Navistar International Corporation*             240,000     10,980,000                                                 -------------
                                                         -------------
                                                            63,106,100
                                                         -------------                                         Face          Value
Instrumentation (9.74%)                                                                                       Amount        (Note 1)
Checkpoint Systems, Inc.*                       400,000      9,464,000                                       --------       --------
Intermec Inc.*                                  275,000      6,143,500     Short-Term Investments (23.91%)
LeCroy Corporation*                             625,000      5,218,750     Repurchase Agreements (23.91%)
Paxar Corporation*                              350,000     10,045,000
Thermo Fisher Scientific Inc.*                  460,000     21,505,000     Bank of America Securities Inc.,
Zebra Technologies Corporation*                 250,000      9,652,500     purchased on 03/30/07, 5.10%, due
                                                         -------------     04/02/07, repurchase proceeds
                                                            62,028,750     $152,417,750 (Collateralized by
                                                         -------------     157,663,000, T-Notes, 2.625%,
Medical Equipment (1.60%)                                                  due 05/15/08 value$155,400,436)$152,353,000   152,353,000
Steris Corp.                                    175,000      4,648,000                                    ------------  ------------
Kinetic Concepts, Inc.*                         110,000      5,570,400
                                                         -------------
                                                            10,218,400
                                                         -------------
                                                                           Total Short-Term Investments
Metal Fabricating (3.29%)                                                  (Cost $152,353,000)                          $152,353,000
Commercial Metals Company                       200,000      6,270,000                                                  ------------
Novelis Inc.                                     75,000      3,308,250     Total Investments (99.69%)
OM Group, Inc.*                                  50,000      2,234,000     (Cost $543,475,673+)                          635,257,587


Quanex Corporation                              180,000      7,623,000     Cash and other assets, net
Worthington Industries, Inc.                     75,000      1,543,500     of liabilities (0.31%)                          2,015,923
                                                         -------------                                                  ------------
                                                            20,978,750
                                                         -------------     Net Assets (100.00%),
                                                                             23,592,974 shares outstanding             $ 637,273,510
                                                                                                                       =============
                                                                           Net asset value, offering and redemption
                                                                            price per share:                           $       27.01
                                                                                                                       =============


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--------------------------------------------------------------------------------
*   Non-income producing.
+ Aggregate cost for federal income tax purposes is $543,623,874. Aggregate gross unrealized appreciation and depreciation are based on cost for federal income tax purposes, $97,444,736 and $5,811,023 respectively, resulting in net appreciation of $91,633,713.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates market value. DEL1Q2007

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Delafield Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: May 25, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: May 25, 2007

* Print the name and title of each signing officer under his or her signature.